GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Acquisitions, Goodwill and Other Intangible Assets [Abstract]
Schedule of Changes in Goodwill balances

GOODWILL	Power	Wind	Electrification	Total
Balance as of January 1, 2024	$308	$3,204	$925	$4,437
Currency exchange and other	4	(34)	(4)	(34)
Balance as of March 31, 2024	$311	$3,170	$921	$4,403

Changes in Goodwill Balances

	Power	Wind	Electrification	Total
Balance as of December 31, 2021	$145	$3,231	$915	$4,291
Currency exchange and other	(1)	(113)	(13)	(127)
Balance as of December 31, 2022	$144	$3,118	$902	$4,164
Acquisitions(a)	164	—	22	186
Currency exchange and other	—	86	1	87
Balance as of December 31, 2023	$308	$3,204	$925	$4,437

(a)	Includes Gas Power’s acquisition of Nexus Controls, a business specializing in aftermarket control system upgrades and controls field services.

Schedule of Intangible Assets
Intangible Assets

		2023			2022
As of December 31,	Useful lives (in years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Customer-related	3 - 23	$2,356	$(1,953)	$403	$2,125	$(1,707)	$418
Patents and technology	5 - 15	2,924	(2,558)	366	2,861	(2,436)	425
Capitalized software	3 - 10	1,015	(800)	215	1,296	(1,031)	265
Lease intangibles, trademarks & other	3 - 25	203	(145)	58	312	(246)	66
Total intangible assets		$6,498	$(5,456)	$1,042	$6,594	$(5,420)	$1,174

Schedule of Estimated Annual Pre-Tax Amortization for Intangible Assets
Estimated annual pre-tax amortization for intangible assets over the next five calendar years is as follows:

	2024	2025	2026	2027	2028
Estimated annual pre-tax amortization	$234	$208	$184	$173	$168